Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Additional Financial Information [Abstract]
Consolidated Balance Sheets
	December 31,
Consolidated Balance Sheets	2014	2013
Accounts payable and accrued liabilities:
Accounts payable	$14,984	$11,561
Accrued payroll and commissions	1,967	1,985
Current portion of employee benefit obligation	1,842	1,949
Accrued interest	1,597	1,559
Other	3,202	4,053
Total accounts payable and accrued liabilities	$23,592	$21,107

Consolidated Statements Of Income
Consolidated Statements of Income	2014	2013	2012
Advertising expense	$3,272	$3,268	$2,910
Interest expense incurred	$3,847	$4,224	$3,707
Capitalized interest	(234)	(284)	(263)
Total interest expense	$3,613	$3,940	$3,444

Consolidated Statements Of Cash Flows
Consolidated Statements of Cash Flows	2014	2013	2012
Cash paid during the year for:
Interest	$4,099	$4,302	$3,714
Income taxes, net of refunds	1,532	1,985	458